Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
45. Subsequent events
No events or transactions have occurred between
year-end
and the date of these Consolidated Financial Statements which may significantly affect the Entity’s financial position or results of operations as of December 31, 2023.